Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan (Parentheticals)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Rushan City Rural Credit Unions [Member]
Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan (Parentheticals) [Line Items]
Annual interest	8.7875%	8.7875%
Loan payable due	Jul. 18, 2022	Jul. 18, 2022
Minimum [Member] | Agricultural Banks Of China [Member]
Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan (Parentheticals) [Line Items]
Annual interest		6.00%
Maximum [Member] | Agricultural Banks Of China [Member]
Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan (Parentheticals) [Line Items]
Annual interest		7.20%